Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000	100,000	100,000
Common stock, par value	$ 0.006	$ 0.006	$ 0.006
Common stock, shares authorized	180,000,000	180,000,000	180,000,000
Common stock, shares issued	97,099,877	89,771,379	58,392,827
Common stock, shares outstanding	89,771,379	89,771,379	58,392,827
Series C Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,200	1,200	1,200
Preferred stock, shares issued	1,020	1,020	1,020
Preferred stock, shares outstanding	1,020	1,020	1,020
Preferred stock, liquidation Preference value	$ 5,100	$ 5,100
Series D Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	220	220	220
Preferred stock, shares issued	60	60	60
Preferred stock, shares outstanding	60	60	60
Preferred stock, liquidation Preference value	$ 300	$ 300